NOTE 28 - Subsequent events (Details)				12 Months Ended
		Feb. 14, 2025	Jan. 16, 2025	Dec. 31, 2024
Subsequent Event #1
Subsequent Event, Date	[1]		Jan. 16, 2025
Subsequent Event, Description	[1]		Company signed a new lease agreement replacing the existing lease agreement with the lessor
Subsequent Event #2
Subsequent Event, Date		Feb. 14, 2025
Subsequent Event, Description		Company completed a voluntary delisting process of its common shares from the Canadian Securities Exchange and continue to be traded on Nasdaq Global Market
Subsequent Event #3
Subsequent Event, Description				Company received an additional aggregate amount of $1,677 to its short-term loan
Subsequent Event #4
Subsequent Event, Description				Company received $1,797 as part of a new loans facilities, available for lenders who participated in convertible loan B
Subsequent Event #5
Subsequent Event, Description				Company received $480 as part of a new convertible loan facility

[1]	Note 8d